Share-based Compensation (Share Awards in Connection with Business Acquisitions, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified						12 Months Ended					1 Months Ended							12 Months Ended	1 Months Ended
	Jul. 15, 2013 NationSky [Member]	Sep. 13, 2013 Fanyue [Member]	Dec. 31, 2012 NationSky [Member]	May 11, 2012 NationSky [Member]	Mar. 21, 2013 Fanyue [Member]	Dec. 31, 2013 Restricted Shares [Member] years	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Restricted Shares [Member] years	Dec. 31, 2012 Share Awards in Connection with Business Acquisitions [Member] Restricted Shares [Member]	May 31, 2012 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of NationSky [Member] Restricted Shares [Member]	May 31, 2012 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of NationSky [Member] Restricted Shares [Member] Vesting subject to service condition [Member]
May 31, 2012
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of NationSky [Member]
Restricted Shares [Member]
Vesting on the first-year anniversary of the vesting commencement date [Member]

May 31, 2012
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of NationSky [Member]
Restricted Shares [Member]
Vesting each month as the vesting commencement date over remaining period thereafter [Member]

Jul. 31, 2013
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of NationSky [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]

May 31, 2012
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of NationSky [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]
																	Nov. 30, 2012 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of FL Mobile and Red [Member] Restricted Shares [Member]	Dec. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of FL Mobile and Red [Member] Restricted Shares [Member]	Nov. 30, 2012 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of FL Mobile and Red [Member] Restricted Shares [Member] Vesting subject to service condition [Member]
Nov. 30, 2012
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of FL Mobile and Red [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]
																					Nov. 30, 2012 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of FL Mobile and Red [Member] Restricted Shares [Member] Vesting at each anniversary [Member]	Mar. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of Fanyue [Member] Restricted Shares [Member]
Sep. 30, 2013
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of Fanyue [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]

Mar. 31, 2013
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholder of Fanyue [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]
																									Mar. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholder of Fanyue [Member] Restricted Shares [Member] Vesting at each anniversary [Member]	Sep. 30, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholders of Best Partner [Member] Restricted Shares [Member]	Sep. 30, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholders of Best Partner [Member] Restricted Shares [Member] Vesting at each anniversary [Member]	Oct. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholders of Ruifeng [Member] Restricted Shares [Member]	Oct. 31, 2013 Share Awards in Connection with Business Acquisitions [Member] Selling Shareholders of Ruifeng [Member] Restricted Shares [Member] Vesting at each anniversary [Member]
Nov. 29, 2013
Share Awards in Connection with Business Acquisitions [Member]
Selling Shareholders of Yinlong [Member]
Restricted Shares [Member]
Vesting subject to both performance and service condition [Member]

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						52,643,485	47,973,506	1,075,000			2,875,000	1,725,000			3,705,882	1,150,000	18,519,971	3,169,734		12,346,647	6,173,324	2,020,365	2,296,930	1,212,220	808,145	4,100,228	1,537,586	969,977	387,991	2,888,000
Percentage of equity interest acquired				55.00%	51.00%
Requisite service period												4 years							4 years						4 years		3 years		4 years
Percentage of vesting													25.00%	2.0833%							25.00%				25.00%
Remaining period thereafter														3 years
Equity interest held by non-controlling shareholders	45.00%	49.00%	45.00%
Vesting period																					4 years				4 years		3 years		4 years	2 years
Number of shares vested						18,037,583	2,992,985											3,169,734
Maximum number of variable shares granted																							15,365,703			6,833,713		2,781,696
Share-based compensation expense						$ 46,868	$ 16,277	$ 798	$ 30,222	$ 1,549
Unrecognized compensation expense						$ 70,637			$ 51,799
Unrecognized compensation expense, weighted average period for recognition (in years)						3.4			3.2